Summary of Restricted Stock Units Activity (Detail) - Restricted Stock Units (RSUs)	12 Months Ended
Dec. 31, 2019 shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unvested at beginning of year	1,300
Granted	700
Vested	(400)
Forfeited	(200)
Unvested the end of the year	1,400